Significant accounting policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	9,053,136	8,015,159
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	111,412,712	95,777,806
Broker Options [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive securities excluded from earnings per share	3,590,907	3,239,907
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of equipment	10 years